STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Participant directed investments, at fair value	$ 173,012,649	$ 176,945,807
Receivables:
Notes receivable from participants	1,497,521	1,671,068
Employer contributions	234,258	172,205
Total receivables	1,731,779	1,843,273
Total assets	174,744,428	178,789,080
LIABILITIES:
Accrued expenses and other liabilities	0	472
Total liabilities	0	472
NET ASSETS AVAILABLE FOR BENEFITS	174,744,428	178,788,608
EBP, Self-Directed Brokerage Account
ASSETS:
Participant directed investments, at fair value	$ 173,012,649	$ 176,945,807